                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                               Amended Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-05536

                      (Investment Company Act File Number)

                                 Hibernia Funds

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                               Timothy S. Johnson
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/04

               Date of Reporting Period: Fiscal year ended 8/31/04

Item 1.     Reports to Stockholders

SEMI-ANNUAL REPORT

FEBRUARY 28, 2005 (unaudited)

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

[Logo of Hibernia Funds]

Hibernia Capital Appreciation Fund
Class A Shares
Class B Shares

Hibernia Louisiana Municipal Income Fund
Class A Shares
Class B Shares

Hibernia Mid Cap Equity Fund
Class A Shares
Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund
Class A Shares
Class B Shares

Hibernia U.S. Treasury Money Market Fund

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

Hibernia Funds

February 28, 2005 (unaudited)

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

Capital Appreciation Fund--Class A Shares
2000	$26.07	(0.01)	4.50	4.49	--	(3.15)
2001	$27.41	0.02	(6.07)	(6.05)	--	(0.52)
2002	$20.84	0.04	(3.44)	(3.40)	(0.02)	(0.92)
2003	$16.50	0.08(3)	1.31	1.39	(0.07)	--
2004	$17.82	0.08(3)	1.62	1.70	(0.07)	(1.14)
2005(4)	$18.31	0.10(3)	1.93	2.03	(0.15)	(1.13)
Capital Appreciation Fund--Class B Shares
2000	$25.70	(0.18)	4.39	4.21	--	(3.15)
2001	$26.76	(0.18)	(5.87)	(6.05)	--	(0.52)
2002	$20.19	(0.11)	(3.31)	(3.42)	--	(0.92)
2003	$15.85	(0.04)(3)	1.25	1.21	--	--
2004	$17.06	(0.06)(3)	1.56	1.50	--	(1.14)
2005(4)	$17.42	0.02(3)	1.84	1.86	--	(1.13)
Louisiana Municipal Income Fund--Class A Shares
2000	$10.85	0.56	0.09	0.65	(0.55)	(0.10)
2001	$10.85	0.53(3)	0.50	1.03	(0.53)	(0.02)
2002	$11.33	0.51(6)	0.07(6)	0.58	(0.51)	(0.00)(7)
2003	$11.40	0.50	(0.12)	0.38	(0.50)	(0.07)
2004	$11.21	0.48	0.17	0.65	(0.47)	(0.03)
2005(4)	$11.36	0.23	(0.04)	0.19	(0.23)	(0.03)
Louisiana Municipal Income Fund--Class B Shares
2002(8)	$11.36	0.34(6)	0.05(6)	0.39	(0.35)	(0.00)(7)
2003	$11.40	0.40	(0.12)	0.28	(0.40)	(0.07)
2004	$11.21	0.38	0.19	0.57	(0.38)	(0.03)
2005(4)	$11.37	0.19	(0.05)	0.14	(0.18)	(0.03)
Mid Cap Equity Fund--Class A Shares
2000	$11.35	(0.05)	4.71	4.66	--	--
2001	$16.01	(0.03)	(2.12)	(2.15)	--	(1.29)
2002	$12.57	(0.02)	(1.01)	(1.03)	--	(0.08)
2003	$11.46	(0.05)(3)	1.51	1.46	--	--
2004	$12.92	(0.02)(3)	1.56	1.54	--	(0.07)
2005(4)	$14.39	(0.01)	2.65	2.64	--	(0.72)

(1) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Based on average shares outstanding.

(4) Six months ended February 28, 2005 (unaudited).

(5) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(3.15)	$27.41	18.55%	1.20%	(0.04)%	--	$380,073	8%
(0.52)	$20.84	(22.37)%	1.21%	0.07%	--	$265,817	2%
(0.94)	$16.50	(17.18)%	1.23%	0.18%	--	$217,744	3%
(0.07)	$17.82	8.46%	1.27%	0.48%	--	$234,905	29%
(1.21)	$18.31	9.87%	1.25%	0.41%	--	$239,871	22%
(1.28)	$19.06	11.34%	1.25%(5)	1.05%(5)	--	$247,306	23%

(3.15)	$26.76	17.65%	1.95%	(0.79)%	--	$21,159	8%
(0.52)	$20.19	(22.93)%	1.96%	(0.68)%	--	$15,245	2%
(0.92)	$15.85	(17.83)%	1.98%	(0.57)%	--	$11,849	3%
--	$17.06	7.63%	2.02%	(0.27)%	--	$11,865	29%
(1.14)	$17.42	9.08%	2.00%	(0.34)%	--	$11.981	22%
(1.13)	$18.15	10.91%	2.00%(5)	0.28%(5)	--	$11,197	23%

(0.65)	$10.85	6.23%	0.67%	5.20%	0.33%	$93,684	12%
(0.55)	$11.33	9.79%	0.66%	4.83%	0.33%	$98,822	9%
(0.51)	$11.40	5.32%	0.71%	4.59%(6)	0.33%	$84,361	10%
(0.57)	$11.21	3.33%	0.74%	4.36%	0.33%	$81,468	9%
(0.50)	$11.36	5.88%	0.75%	4.20%	0.33%	$78,288	11%
(0.26)	$11.29	1.73%	0.75%(5)	4.14%(5)	0.33%(5)	$77,549	5%

(0.35)	$11.40	3.60%	1.59%(5)	3.76%(5)(6)	0.23%(5)	$2,824	10%
(0.47)	$11.21	2.47%	1.59%	3.51%	0.23%	$4,127	9%
(0.41)	$11.37	5.08%	1.60%	3.35%	0.23%	$3,569	11%
(0.21)	$11.30	1.30%	1.60%(5)	3.29%(5)	0.23%(5)	$3,533	5%

--	$16.01	41.06%	1.72%	(0.35)%	0.23%	$26,171	32%
(1.29)	$12.57	(14.05)%	1.58%	(0.21)%	0.15%	$36,985	20%
(0.08)	$11.46	(8.27)%	1.57%	(0.51)%	--	$42,545	12%
--	$12.92	12.74%	1.55%	(0.48)%	--	$59,735	25%
(0.07)	$14.39	12.01%	1.45%	(0.14)%	--	$74,783	51%
(0.72)	$16.31	18.69%	1.39%(5)	(0.12)%(5)	--	$104,460	18%

(6) Effective September 1, 2001 the Hibernia Louisiana Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment companies and began accreting short and long term discounts on debt securities. For the period ended August 31, 2002 this change had no effect on net investment income per share or net realized and unrealized gain (loss) per share, but increased the ratio of net investment income to average net assets from 4.58% to 4.59% for Class A Shares and increased the ratio of net investment income to average net assets from 3.75% to 3.76% for Class B Shares. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(7) Represents less than $0.01.

(8) Reflects operations for the period from November 15, 2001 (date of initial public offering) to August 31, 2002.

Financial Highlights (continued)

Hibernia Funds

February 28, 2005 (unaudited)

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

Mid Cap Equity Fund--Class B Shares
2000	$11.29	(0.11)	4.63	4.52	--	--
2001	$15.81	(0.11)	(2.13)	(2.24)	--	(1.29)
2002	$12.28	0.18	(1.26)	(1.08)	--	(0.08)
2003	$11.12	(0.14)(3)	1.46	1.32	--	--
2004	$12.44	(0.12)(3)	1.50	1.38	--	(0.07)
2005(4)	$13.75	(0.06)	2.52	2.46	--	(0.72)
Total Return Bond Fund
2000	$9.68	0.59	(0.07)	0.52	(0.58)	--
2001	$9.62	0.57	0.56	1.13	(0.59)	--
2002	$10.16	0.52(3)(6)	--(6)	0.52	(0.53)	--
2003	$10.15	0.45(3)	(0.11)	0.34	(0.51)	--
2004	$9.98	0.41	(0.05)	0.36	(0.45)	--
2005(4)	$9.89	0.20	(0.12)	0.08	(0.23)	--

(1) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Based on average shares outstanding.

(4) Computed on an annualized basis.

(5) Six months ended February 28, 2005 (unaudited).

(6) Effective September 1, 2001, the Total Return Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.34% to 5.18%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(See Notes which are an integral part of the Financial Statements)

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

--	$15.81	40.04%	2.47%	(1.10)%	0.23%	$4,090	32%
(1.29)	$12.28	(14.86)%	2.33%	(0.94)%	0.15%	$3,548	20%
(0.08)	$11.12	(8.87)%	2.32%	(1.26)%	--	$3,450	12%
--	$12.44	11.87%	2.30%	(1.23)%	--	$3,795	25%
(0.07)	$13.75	11.19%	2.20%	(0.89)%	--	$4,321	51%
(0.72)	$15.49	18.24%	2.14%(5)	0.87%(5)	--	$4,880	18%

(0.58)	$9.62	5.53%	0.98%	6.04%	0.30%	$77,909	11%
(0.59)	$10.16	12.08%	0.97%	5.79%	0.30%	$71,060	8%
(0.53)	$10.15	5.39%	1.01%	5.18%(6)	0.30%	$47,428	0%
(0.51)	$9.98	3.38%	1.01%	4.38%	0.40%	$48,563	20%
(0.45)	$9.89	3.72%	1.01%	4.08%	0.40%	$51,957	22%
(0.23)	$9.74	0.83%	0.98%(5)	4.01%(5)	0.40%(5)	$54,728	15%

Financial Highlights (continued)

Hibernia Funds

February 28, 2005 (unaudited)

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income

U.S. Government Income Fund
2000	$9.81	0.58	0.03	0.61	(0.57)
2001	$9.85	0.59	0.46	1.05	(0.60)
2002	$10.30	0.61(3)	0.13(3)	0.74	(0.56)
2003	$10.48	0.42(4)	(0.11)	0.31	(0.49)
2004	$10.30	0.38	0.03	0.41	(0.41)
2005(5)	$10.30	0.19	(0.15)	0.04	(0.23)
Cash Reserve Fund--Class A Shares
2000	$1.00	0.05	--	0.05	(0.05)
2001	$1.00	0.05	--	0.05	(0.05)
2002	$1.00	0.01	(0.00)(7)	0.01	(0.01)
2003	$1.00	0.01	0.00(7)	0.01	(0.01)
2004	$1.00	0.005	0.000(8)	0.005	(0.005)
2005(5)	$1.00	0.007	0.000	0.007	(0.007)
Cash Reserve Fund--Class B Shares
2000	$1.00	0.04	--	0.04	(0.04)
2001	$1.00	0.04	--	0.04	(0.04)
2002	$1.00	0.01	(0.00)(7)	0.01	(0.01)
2003	$1.00	0.01	0.00(7)	0.01	(0.01)
2004	$1.00	0.003	0.001	0.004	(0.004)
2005(5)	$1.00	0.006	(0.000)(8)	0.006	(0.006)
U.S. Treasury Money Market Fund
2000	$1.00	0.05	--	0.05	(0.05)
2001	$1.00	0.05	--	0.05	(0.05)
2002	$1.00	0.01	--	0.01	(0.01)
2003	$1.00	0.01	--	0.01	(0.01)
2004	$1.00	0.003	--	0.003	(0.003)
2005(5)	$1.00	0.006	--	0.006	(0.006)

(1) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Effective September 1, 2001, the U.S. Government Income Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gain (loss) per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.41% to 4.87%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(See Notes which are an integral part of the Financial Statements)

		Ratio to Average Net Assets
Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$9.85	6.47%	0.68%	5.96%	0.31%	$85,724	15%
$10.30	10.95%	0.68%	5.83%	0.31%	$85,017	27%
$10.48	7.39%	0.69%	4.87%(3)	0.31%	$85,093	39%
$10.30	3.01%	0.70%	3.97%	0.31%	$89,573	31%
$10.30	4.08%	0.70%	3.71%	0.31%	$82,231	29%
$10.11	0.38%	0.73%(6)	3.61%(6)	0.31%(6)	$74,749	3%

$1.00	5.10%	0.94%	5.03%	--	$232,410	--
$1.00	4.66%	0.90%	4.47%	--	$244,254	--
$1.00	1.27%	0.84%	1.28%	0.06%	$212,320	--
$1.00	0.80%	0.53%	0.81%	0.40%	$182,575	--
$1.00	0.55%	0.56%	0.55%	0.40%	$166,616	--
$1.00	0.71%	0.55%(6)	1.42%(6)	0.40%(6)	$130,631	--

$1.00	4.31%	1.69%	4.27%	--	$189	--
$1.00	3.88%	1.65%	3.34%	--	$509	--
$1.00	0.84%	1.30%	0.81%	0.35%	$696	--
$1.00	0.57%	0.89%	0.45%	0.79%	$677	--
$1.00	0.40%	0.71%	0.39%	1.00%	$417	--
$1.00	0.64%	0.70%(6)	1.27%(6)	1.00%(6)	$356	--

$1.00	5.15%	0.63%	4.99%	--	$198,457	--
$1.00	4.68%	0.64%	4.56%	--	$210,102	--
$1.00	1.38%	0.62%	1.37%	--	$193,535	--
$1.00	0.62%	0.65%	0.61%	--	$221,334	--
$1.00	0.34%	0.66%	0.34%	--	$152,264	--
$1.00	0.59%	0.68%(6)	1.17%(6)	--	$140,793	--

(4) Based on average shares outstanding.

(5) Six months ended February 28, 2005 (unaudited).

(6) Computed on an annualized basis.

(7) Represents less than $0.01.

(8) Represents less than $0.001.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction cost, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2004	Ending Account Value 2/28/2005	Expenses Paid During Period(1)

Hibernia Capital Appreciation Fund
Actual
Class A Shares	$1,000	$1,113.40	$6.55
Class B Shares	$1,000	$1,109.10	$10.46
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,018.60	$6.26
Class B Shares	$1,000	$1,014.88	$9.99
Hibernia Louisiana Municipal Income Fund
Actual
Class A Shares	$1,000	$1,017.30	$3.75
Class B Shares	$1,000	$1,013.00	$7.99
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,021.08	$3.76
Class B Shares	$1,000	$1,016.86	$8.00
Hibernia Mid Cap Equity Fund
Actual
Class A Shares	$1,000	$1,186.90	$7.54
Class B Shares	$1,000	$1,182.40	$11.58
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,017.90	$6.95
Class B Shares	$1,000	$1,014.18	$10.69
Hibernia Total Return Bond Fund
Actual	$1,000	$1,008.30	$4.88
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.93	$4.91
Hibernia U.S. Government Income Fund
Actual	$1,000	$1,003.80	$3.63
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.17	$3.66
Hibernia Cash Reserve Fund
Actual
Class A Shares	$1,000	$1,007.10	$2.74
Class B Shares	$1,000	$1,006.40	$3.48
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,022.07	$2.76
Class B Shares	$1,000	$1,021.32	$3.51
Hibernia U.S. Treasury Money Market Fund
Actual	$1,000	$1,005.90	$3.38
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.42	$3.41

(1) Expenses are equal to the Funds’ Class A Shares and Class B Shares annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The annualized expense ratios were as follows:

Capital Appreciation Fund
Class A Shares	1.25%
Class B Shares	2.00%
Louisiana Municipal Income Fund
Class A Shares	0.75%
Class B Shares	1.60%
Mid Cap Equity Fund
Class A Shares	1.39%
Class B Shares	2.14%
Total Return Bond Fund	0.98%
U.S. Government Income Fund	0.73%
Cash Reserve Fund
Class A Shares	0.55%
Class B Shares	0.70%
U.S. Treasury Money Market Fund	0.68%

Portfolio of Investments Summary Tables

CAPITAL APPRECIATION FUND

At February 28, 2005, the fund’s portfolio composition(1) was as follows:

Stocks	Percentage of Total Investments(2)
Finance	20.0%
Electronic Technology	9.5%
Health Technology	9.3%
Consumer Non-Durables	8.5%
Retail Trade	7.4%
Energy Minerals	7.4%
Technology Services	7.2%
Producer Manufacturing	6.4%
Consumer Services	5.0%
Utilities	3.5%
Communications	3.3%
Distribution Services	2.3%
Transportation	1.8%
Health Services	1.7%
Process Industries	1.7%
Consumer Durables	1.6%
Non-Energy Minerals	1.5%
Industrial Services	1.2%
Commercial Services	0.7%

TOTAL	100.0%

(1) See the fund’s prospectus for a more complete description of these types of investments.

(2) Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

Hibernia Funds

February 28, 2005 (unaudited)

CAPITAL APPRECIATION FUND

Shares		Value
	COMMON STOCKS--97.9%
	Commercial Services--0.7%
20,000	McGraw-Hill Cos., Inc.	$ 1,837,000

	Communications--3.3%
140,000	AT&T Corp.	2,720,200
30,000	Clear Channel Communications, Inc.	998,400
62,800	(1) NEXTEL Communications, Inc., Class A	1,848,204
120,000	Sprint Corp.	2,841,600

	Total	8,408,404

	Consumer Durables--1.6%
84,563	Ford Motor Co.	1,069,722
50,000	Harley Davidson, Inc.	3,094,000

	Total	4,163,722

	Consumer Non-Durables--8.3%
54,000	Altria Group, Inc.	3,545,100
100,000	Avon Products, Inc.	4,277,000
23,500	(1) Coach, Inc.	1,304,955
127,000	PepsiCo, Inc.	6,840,220
55,000	Procter & Gamble Co.	2,919,950
150,000	Tyson Foods, Inc., Class A	2,553,000

	Total	21,440,225

	Consumer Services--4.9%
184,000	Cendant Corp.	4,070,080
175,000	Fox Entertainment Group, Inc., Class A	5,827,500
50,000	McDonald's Corp.	1,654,000
38,700	Walt Disney Co.	1,081,278

	Total	12,632,858

	Distribution Services--2.3%
20,000	Grainger (W.W.), Inc.	1,255,600
125,000	McKesson HBOC, Inc.	4,667,500

	Total	5,923,100

	Electronic Technology--9.3%
20,000	(1) Amphenol Corp., Class A	798,000
224,720	(1) Cisco Systems, Inc.	3,914,622
107,900	(1) Dell, Inc.	4,325,711
85,386	Hewlett-Packard Co.	1,776,029
201,432	Intel Corp.	4,830,339
51,300	L-3 Communications Holdings, Inc.	$ 3,698,730
75,000	(1) MEMC Electronic Materials	973,500
139,200	National Semiconductor Corp.	2,777,040
30,000	Scientific-Atlanta, Inc.	927,000

	Total	24,020,971

	Energy Minerals--7.3%
9,800	Anadarko Petroleum Corp.	753,228
35,300	Apache Corp.	2,219,664
40,000	ChevronTexaco Corp.	2,483,200
54,500	ConocoPhillips	6,043,505
114,500	Exxon Mobil Corp.	7,248,995

	Total	18,748,592

	Finance--19.5%
55,000	Allstate Corp.	2,952,400
155,000	Bank of America Corp.	7,230,750
60,000	Bear Stearns Cos., Inc.	5,970,000
55,000	Citigroup, Inc.	2,624,600
129,600	Countrywide Financial Corp.	4,503,600
29,400	Equity Office Properties Trust	886,998
65,000	Golden West Financial Corp.	4,022,850
27,500	Goldman Sachs Group, Inc.	2,992,000
70,000	J.P. Morgan Chase & Co.	2,558,500
30,000	Lehman Brothers Holdings, Inc.	2,735,400
39,200	MetLife, Inc.	1,608,768
40,000	Prudential Financial, Inc.	2,280,000
206,100	UNUM Provident Corp.	3,487,212
87,197	Wachovia Corp.	4,622,313
48,780	Washington Mutual Bank FA	2,046,809

	Total	50,522,200

	Health Services--1.7%
30,000	Aetna, Inc.	4,380,600

	Health Technology--9.1%
48,800	(1) Amgen, Inc.	3,006,568
20,000	(1) Barr Laboratories, Inc.	954,800
40,000	(1) Eon Labs, Inc.	1,214,400
129,800	Johnson & Johnson	8,514,880
100,000	Merck & Co., Inc.	3,170,000
103,700	Pfizer, Inc.	2,726,273
45,000	(1) Zimmer Holdings, Inc.	3,865,500

	Total	23,452,421

	COMMON STOCKS--continued
	Industrial Services--1.1%
60,000	(1) Transocean Sedco Forex, Inc.	$ 2,908,800

	Non-Energy Minerals--1.4%
35,000	Phelps Dodge Corp.	3,725,750

	Process Industries--1.7%
51,000	Air Products & Chemicals, Inc.	3,193,620
19,600	Sigma-Aldrich Corp.	1,207,556

	Total	4,401,176

	Producer Manufacturing--6.2%
58,400	3M Co.	4,902,096
151,500	General Electric Co.	5,332,800
26,550	Graco, Inc.	1,026,423
29,400	PACCAR, Inc.	2,212,644
80,000	Tyco International Ltd.	2,678,400

	Total	16,152,363

	Retail Trade--7.2%
94,000	Home Depot, Inc.	3,761,880
73,600	SUPERVALU, Inc.	2,338,272
45,000	Sherwin-Williams Co.	1,993,500
325,500	TJX Cos., Inc.	7,948,710
50,000	Wal-Mart Stores, Inc.	2,580,500

	Total	18,622,862

	Technology Services--7.1%
35,000	(1) Cognizant Technology Solutions Corp.	1,653,050
35,000	(1) Computer Sciences Corp.	1,618,050
50,000	IBM Corp.	4,629,000
275,000	Microsoft Corp.	6,924,500
159,800	(1) Symantec Corp.	3,517,198

	Total	18,341,798

	Transportation--1.8%
15,000	Burlington Northern Santa Fe Corp.	754,050
40,000	FedEx Corp.	3,911,200

	Total	4,665,250

	Utilities--3.4%
77,200	Exelon Corp.	$ 3,501,792
100,000	Questar Corp.	5,302,000

	Total	8,803,792

	TOTAL COMMON STOCKS (identified cost $176,881,201)	253,151,884

	MUTUAL FUND--0.0%
57,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	57,000

	TOTAL INVESTMENTS--97.9% (identified cost $176,938,201)	253,208,884

	OTHER ASSETS AND LIABILITIES--NET--2.1%	5,293,968

	TOTAL NET ASSETS--100%	$ 258,502,852

(See Notes to Portfolios of Investments)

Portfolio of Investments Summary Tables

LOUISIANA MUNICIPAL INCOME FUND

At February 28, 2005, the fund’s portfolio composition(1) was as follows:

Percentage of Total Investments(2)
Miscellaneous	48.7%
General Obligation	23.4%
Mortgage	9.0%
Sales Tax	7.8%
Utilities	4.0%
Education	3.8%
Transportation	1.7%
Hospitals	1.6%

TOTAL	100%

At February 28, 2004, the fund’s credit quality ratings composition(3) was as follows:

S&P Long-Term Ratings as Percentage of Total Investments(2)		Moody’s Long-Term Ratings as Percentage of Total Investments(2)
AAA	88.2%
AA	1.8%	Aaa	79.4%
Not Rated by S&P	10.0%	Not Rated by Moody’s	20.6%

TOTAL	100%	TOTAL	100%

(1) See the fund’s prospectus for a more complete description of these types of investments.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) These tables depict the long-term credit quality ratings assigned to the fund’s portfolio holdings by Standard & Poor’s and Moody’s Investor Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-“ have been included in the “A” rated category. Holdings that are rated only by different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. These tables also reflect both the fund’s direct holdings and the fund’s pro-rata share of holdings in other investment companies managed by the fund’s adviser (or its affiliates), although the shares of those other investment companies held by the fund might not be rated. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund’s Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio’s total investments, all securities have received a rating by an NRSRO.

LOUISIANA MUNICIPAL INCOME FUND

Principal Amount		Credit Rating	Value
	(2) MUNICIPAL BONDS--95.3%
	Guam--1.4%
$1,020,000	Guam Airport Authority, Revenue Bonds, (Series A), 5.25%, 10/1/2014	AAA	$1,131,853

	Louisiana--93.9%
1,000,000	Bossier City, LA, Revenue Bonds, 5.00% (FGIC INS), 12/1/2019	AAA	1,063,460
500,000	Bossier City, LA, Refunding Revenue Bonds, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%), 11/1/2014	AAA	530,450
1,000,000	Calcasieu Parish, LA, IDB, Sales Tax, 5.50% (FSA LOC), 11/1/2019	AAA	1,073,570
225,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Purchasing Revenue Bonds (Series B), 5.40% (FNMA COL), 10/1/2025	Aaa	226,039
45,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Refunding Revenue Bonds (Series C), 7.00%, 4/1/2032	Aaa	45,060
750,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.00% (FGIC LOC)/(Original Issue Yield: 4.72%), 2/1/2013	AAA	803,047
1,500,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.40% (FGIC INS)/(Original Issue Yield: 5.85%), 2/1/2018	AAA	1,563,240
270,000	Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, (Series C), 5.50% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.58%), 7/15/2006	AAA	282,563
$ 730,000	Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, (Series C), 5.50% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.58%), PRF 7/15/2006 @ 101, 7/15/2018	AAA	$ 766,792
125,000	Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax, 5.60% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.65%), PRF 7/15/2006 @ 101, 7/15/2025	AAA	131,641
200,000	Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax, 5.60% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.65%), 7/15/2025	AAA	208,920
875,000	Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, Special tax, 5.60% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.65%), PRF 7/15/2006 @ 101, 7/15/2025	AAA	920,281
1,300,000	Harahan, LA, Refunding Bonds, 6.10%, 6/1/2024	AA	1,443,975
1,470,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds (Series A), 6.15% (FNMA and GNMA COL), 6/1/2028	AAA	1,529,138
500,000	Jefferson Parish, LA, Home Mortgage Authority, Revenue Bonds, 5.85% (FNMA COL)/(GNMA LOC), 12/1/2028	AAA	543,320
700,000	Jefferson Parish, LA, School Board, GO UT, 5.10% accrual (FSA INS)/(Original Issue Yield: 5.10%), 3/1/2010	AAA	590,576
	(2) MUNICIPAL BONDS--continued
	Louisiana--continued
$ 680,000	Jefferson, LA, Sales Tax District Special Sales Tax Revenue (Series B), 5.75% (AMBAC LOC)/(Original Issue Yield: 5.20%), 12/1/2014	AAA	$ 782,177
500,000	Lafayette Parish, LA, School Board, Refunding Revenue Bonds, 4.50% (FGIC LOC)/(Original Issue Yield: 4.85%), 4/1/2008	AAA	519,980
1,500,000	Lafayette, LA, Public Improvement Sales Tax (Series A), 5.625% (FGIC LOC)/(Original Issue Yield: 5.69%), 3/1/2025	AAA	1,657,605
1,305,000	Lafayette, LA, Public Power Authority (Series A), 5.00% (AMBAC LOC)/(Original Issue Yield: 2.47%), 11/1/2008	AAA	1,402,092
10,000	Louisiana HFA, SFM Revenue Bonds (Series A-2), 6.55%, 12/1/2026	Aaa	10,093
1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority (Series A) Revenue Bonds, 5.20% (Original Issue Yield: 5.30%), 6/1/2031		1,061,220
1,835,000	Louisiana Local Government Environmental Facilities Community Development Authority, 5.50% (MBIA Global Funding LLC LOC), 12/1/2012	AAA	2,070,651
$1,500,000	Louisiana Local Government Environmental Facilities Community Development Authority, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. LOC), 12/1/2032	AAA	$1,548,060
1,500,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.25% (AMBAC LOC), 12/1/2018	AAA	1,679,085
215,000	Louisiana PFA, Hospital Refunding Revenue Bonds, 5.00% (Louisiana Health System Corporate Project)/(FSA LOC)/(Original Issue Yield: 5.10%), 10/1/2013	AAA	231,856
1,000,000	Louisiana PFA, Hospital Revenue Bonds, 5.00% (Franciscan Missionaries of Our Lady Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.24%), 7/1/2019	AAA	1,049,920
1,045,000	Louisiana PFA (Series A), Refunding Revenue Bonds, 5.125% (Tulane University, LA)/(Original Issue Yield: 5.25%), 7/1/2027	AAA	1,096,038
1,000,000	Louisiana PFA (Series A-2), 5.125% (Original Issue Yield: 5.24%), 11/15/2017	AAA	1,072,440
750,000	Louisiana PFA, 4.50%, 10/15/2010	AAA	797,940
1,500,000	Louisiana PFA, FHA Insured Mortgage Revenue Bonds, 5.25% (Baton Rouge General Medical Center), 7/1/2033	AAA	1,590,810
	(2) MUNICIPAL BONDS--continued
	Louisiana--continued
$2,045,000	Louisiana PFA, Multifamily Housing Revenue Bonds (Series A), 7.50% (FHLMC COL), 6/1/2021	AAA	$2,079,376
1,000,000	Louisiana PFA, Revenue Bonds, 5.00% (FSA LOC)/(Original Issue Yield: 5.38%), 8/1/2017	AAA	1,075,600
1,500,000	Louisiana PFA, Revenue Bonds, 5.25% (Xavier University of LA Project)/(MBIA Insurance Corp. LOC), 9/1/2027	AAA	1,598,625
500,000	Louisiana PFA, Revenue Bonds, 5.10% (Tulane University, LA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.27%), 11/15/2021	AAA	532,725
1,890,000	Louisiana PFA, Refunding Revenue Bonds (Series A), 6.75% (Bethany Home Project)/(FHA LOC), 8/1/2025	AAA	1,892,136
1,000,000	Louisiana PFA, Refunding Revenue Bonds, 5.45% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2013	Aaa	1,013,300
1,945,000	Louisiana Stadium and Expo District, (Series B), 4.75% (FGIC LOC)/(Original Issue Yield: 5.03%), 7/1/2021	AAA	2,003,914
1,500,000	Louisiana Stadium and Expo District, Revenue Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 7/1/2026	AAA	1,593,405
$1,000,000	Louisiana State Office Facilities, Refunding Revenue Bonds, 4.70% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.79%), 11/1/2022	AAA	$1,026,970
1,000,000	Louisiana State Office Facilities, Refunding Revenue Bonds, 4.75% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.88%), 11/1/2023	AAA	1,027,500
500,000	Louisiana State Office Facilities, Revenue Bonds, 5.375% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.43%), 3/1/2019	AAA	544,120
1,250,000	Louisiana State University and Agricultural and Mechanical College, University & College Improvement Refunding Revenue Bonds, 5.00% (University of New Orleans Project)/(AMBAC LOC), 10/1/2030	AAA	1,284,088
1,500,000	Louisiana State (Series A) 5.00% (FGIC LOC)/(Original Issue Yield: 5.23%), 11/15/2015	AAA	1,644,420
1,000,000	Louisiana State (Series A), 5.00% (FGIC LOC)/(Original Issue Yield: 5.42%), 11/15/2019	AAA	1,096,280
1,000,000	Louisiana State, GO UT, (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 4/15/2018	AAA	1,077,140
2,000,000	Louisiana State, GO UT, (Series A), 5.00% (AMBAC INS), 10/15/2012	AAA	2,199,580
1,370,000	Monroe, LA, Sales & Use Tax, Revenue Bonds, (Series A), 4.70% (FGIC LOC), 7/1/2021	AAA	1,422,087
	(2) MUNICIPAL BONDS--continued
	Louisiana--continued
$ 250,000	New Orleans, LA, Aviation Board, Refunding Revenue Bonds, 6.00% (FSA LOC)/(Original Issue Yield: 6.16%), 9/1/2019	AAA	$ 253,205
980,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25% (United States Treasury COL)/(Original Issue Yield: 6.518%), 1/15/2011	Aaa	1,116,769
50,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Revenue Bonds, 7.375% (Southwood Patio)/(FNMA COL)/(Original Issue Yield: 7.50%), 8/1/2005	AAA	50,182
2,000,000	New Orleans, LA, GO UT, 5.125% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.29%), 9/1/2021	AAA	2,156,920
1,900,000	New Orleans, LA, GO Refunding Bonds, 6.20% (AMBAC INS)/(Original Issue Yield: 6.30%), 10/1/2021	AAA	1,959,698
4,750,000	(3) New Orleans, LA, GO UT Capital Appreciation Bonds, (AMBAC INS)/(Original Issue Yield: 7.10%), 9/1/2013	AAA	3,381,810
980,000	New Orleans, LA, GO UT Refunding Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 6.00%), 10/1/2011	AAA	1,010,204
$1,145,000	Orleans, LA, Levee District, Refunding Revenue Bonds (Series A), 5.95% (FSA INS)/(Original Issue Yield: 6.039%), 11/1/2014	AAA	$1,209,830
790,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75% (FGIC LOC)/(Original Issue Yield: 5.78%), 3/1/2020	AAA	875,217
780,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75% (FGIC LOC)/(Original Issue Yield: 5.81%), 3/1/2021	AAA	864,139
1,020,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75% (FGIC LOC)/(Original Issue Yield: 5.85%), 3/1/2024	AAA	1,130,027
1,000,000	Rapides Parish, LA, Consolidated School District No. 62, GO UT (Series A), 5.00% (Original Issue Yield: 5.00%), 3/1/2018	AAA	1,061,600
2,500,000	Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.875% (AMBAC LOC)/(Original Issue Yield: 5.95%), 9/1/2029	AAA	2,805,150
1,000,000	Shreveport, LA, GO UT Public Improvement Bonds, 5.00%, 3/1/2017	AAA	1,062,370
870,000	Shreveport, LA, GO UT (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2012	AAA	892,542
750,000	Shreveport, LA, Revenue Bonds (Series A), 5.375% (FSA INS), 1/1/2028	AAA	777,030
500,000	Shreveport, LA, Revenue Bonds (Series B), 5.375% (FSA INS), 1/1/2024	AAA	528,675
	(2) MUNICIPAL BONDS--continued
	Louisiana--continued
$ 815,000	Shreveport, LA, Water & Sewer (Series C), 4.00% (FGIC LOC)/(Original Issue Yield: 3.80%), 6/1/2014	AAA	$ 833,851
1,000,000	St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds, 7.00% (LA Power & Light Co.)/(AMBAC INS)/(Original Issue Yield: 7.04%), 12/1/2022	AAA	1,003,700
500,000	St. Tammany Parish, LA, Wide School District No. 12, GO UT, 5.375% (FSA INS), 3/1/2013	AAA	514,760
625,000	State Colleges & Universities, LA, Recreational Facility Improvements, 5.50% (University of Southwestern, LA Cajundome)/(MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.499%), 9/1/2017	AAA	675,225
500,000	State Colleges & Universities, LA, Revenue Bonds, 5.65% (University of Southwestern, LA Cajundome)/(MBIA Insurance Corp. INS), 9/1/2026	AAA	539,165

	Total		76,105,374

	TOTAL MUNICIPAL BONDS (identified cost $72,247,919)		77,237,227

Shares		Credit Rating	Value
	MUTUAL FUND--3.6%
2,913,639	(4) Tax-Free Obligations Fund, IS Shares (at net asset value)	AAA	$ 2,913,639

	TOTAL INVESTMENTS--98.9% (identified cost $75,161,558)		80,150,866

	OTHER ASSETS AND LIABILITIES--NET--1.1%		930,882

	TOTAL NET ASSETS--100%		$ 81,081,748

(See Notes to Portfolios of Investments)

Portfolio of Investments Summary Tables

MID CAP EQUITY FUND

At February 28, 2005, the fund’s portfolio composition(1) was as follows:

EQUITIES	Percentage of Total Investments(2)
Finance	17.1%
Retail Trade	9.3%
Electronic Technology	7.2%
Commercial Services	6.5%
Consumer Durables	6.4%
Utilities	5.6%
Consumer Non-Durables	5.5%
Health Technology	5.3%
Health Services	5.0%
Producer Manufacturing	4.6%
Non-Energy Minerals	4.4%
Industrial Services	4.1%
Energy Minerals	4.0%
Transportation	3.5%
Process Industries	2.8%
Consumer Services	2.7%
Technology Services	1.9%
Distribution Services	1.5%
Communications	0.8%
TOTAL EQUITIES PORTFOLIO VALUE	98.2%
Other Securities(3)	1.8%

TOTAL PORTFOLIO VALUE	100.0%

(1) See the fund’s prospectus for a more complete description of these types of investments.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) Investment represents shares held in a money market mutual fund.

MID-CAP EQUITY FUND

Shares		Value
	COMMON STOCKS--98.0%
	Commercial Services--6.5%
27,000	Banta Corp.	$ 1,186,920
46,900	Brinks Co. (The)	1,625,554
58,600	(1) Copart, Inc.	1,365,380
14,090	(1) Dun & Bradstreet Corp.	865,971
40,900	Ikon Office Solutions, Inc.	431,495
45,000	SEI Investments Co.	1,663,200

	Total	7,138,520

	Communications--0.8%
5,980	CenturyTel, Inc.	201,167
7,720	Telephone and Data System, Inc.	675,500

	Total	876,667

	Consumer Durables--6.3%
81,900	(1) Activision, Inc.	1,790,334
11,700	Centex Corp.	744,003
16,275	D. R. Horton, Inc.	712,194
12,080	Lennar Corp., Class A	734,706
4,530	(1) Mohawk Industries, Inc.	406,522
36,600	Polaris Industries, Inc., Class A	2,554,314

	Total	6,942,073

	Consumer Non-Durables--5.5%
35,100	American Greetings Corp., Class A	864,513
23,250	Blyth Industries, Inc.	739,118
15,700	(1) Coach, Inc.	871,821
15,700	(1) Constellation Brands, Inc., Class A	840,421
30,000	Hormel Foods Corp.	934,500
60,700	PepsiAmericas, Inc.	1,380,925
19,360	Tyson Foods, Inc., Class A	329,507

	Total	5,960,805

	Consumer Services--2.7%
4,000	Choice Hotels International, Inc.	236,520
38,880	Gtech Holdings Corp.	907,848
11,180	(1) Pixar, Inc.	999,827
32,960	Ruby Tuesday, Inc.	796,973

	Total	2,941,168

	Distribution Services--1.5%
16,760	(1) Avnet, Inc.	325,144
6,280	CDW Corp.	360,912
52,300	(1) Ingram Micro, Inc., Class A	937,216

	Total	1,623,272

	Electronic Technology--7.2%
16,500	(1) Altera Corp.	$ 342,210
117,000	(1) Atmel Corp.	368,550
35,100	(1) Cree, Inc.	825,552
13,130	Harris Corp.	875,771
11,580	Imation Corp.	398,236
17,560	(1) Jabil Circuit, Inc.	451,468
32,280	(1) MEMC Electronic Materials	418,994
19,780	Microchip Technology, Inc.	543,159
22,300	Plantronics, Inc.	812,612
7,400	Precision Castparts Corp.	556,924
6,460	(1) Silicon Laboratories, Inc.	226,746
27,890	(1) Storage Technology Corp.	886,902
21,000	(1) United Defense Industries, Inc.	1,149,120

	Total	7,856,244

	Energy Minerals--4.0%
20,000	(1) Newfield Exploration Co.	1,485,000
40,000	Valero Energy Corp.	2,849,600

	Total	4,334,600

	Finance--17.0%
15,000	AmerUs Group Co.	721,950
50,300	(1) AmeriTrade Holding Corp.	534,689
35,200	American Capital Strategies Ltd.	1,221,440
17,623	Amsouth Bancorporation	440,223
31,400	Astoria Financial Corp.	1,180,012
31,400	Bank of Hawaii Corp.	1,429,328
8,880	City National Corp.	607,836
13,510	Downey Financial Corp.	846,402
15,000	Edwards(AG), Inc.	646,650
9,550	Everest Re Group Ltd.	829,609
28,198	Fidelity National Financial, Inc.	1,247,480
34,500	First American Financial Corp.	1,260,975
75,000	HRPT Properties Trust	951,000
41,900	Hospitality Properties Trust	1,737,593
40,000	IndyMac Bancorp, Inc.	1,439,600
22,780	PMI Group, Inc.	916,895
18,430	Radian Group, Inc.	890,722
5,000	Reinsurance Group of America	228,250
23,300	Ryder Systems, Inc.	989,318
18,900	TCF Financial Corp.	522,585

	Total	18,642,557

	COMMON STOCKS--continued
	Health Services--5.0%
55,400	(1) Humana, Inc.	$ 1,843,158
21,000	(1) PacifiCare Health Systems, Inc.	1,333,080
15,200	(1) Triad Hospitals, Inc.	663,784
9,840	Universal Health Services, Inc., Class B	464,448
23,300	(1) WellChoice, Inc.	1,203,445

	Total	5,507,915

	Health Technology--5.3%
15,700	(1) Charles River Laboratories International, Inc.	723,770
9,660	Hillenbrand Industries, Inc.	544,920
18,700	(1) Invitrogen Corp.	1,308,252
19,220	Mylan Laboratories, Inc.	338,272
46,900	Perrigo Co.	824,033
49,800	(1) VISX, Inc.	1,203,168
24,700	(1) Varian Medical Systems, Inc.	887,471

	Total	5,829,886

	Industrial Services--4.1%
17,550	BJ Services Co.	876,798
10,110	Granite Construction, Inc.	269,027
23,530	Helmerich & Payne, Inc.	942,141
20,900	(1) Varco International, Inc.	788,139
44,300	Western Gas Resources, Inc.	1,639,100

	Total	4,515,205

	Non-Energy Minerals--4.4%
15,000	Florida Rock Industries, Inc.	962,550
11,700	Georgia-Pacific Corp.	418,977
26,900	Lafarge North America, Inc.	1,652,736
15,000	Louisiana-Pacific Corp.	394,050
22,200	Nucor Corp.	1,383,948

	Total	4,812,261

	Process Industries--2.8%
4,820	Air Products & Chemicals, Inc.	301,828
15,200	Cabot Corp.	528,960
20,940	Cytec Industries, Inc.	1,058,098
20,000	Monsanto Co.	1,175,600

	Total	3,064,486

	Producer Manufacturing--4.6%
31,160	AMETEK, Inc.	1,194,674
20,900	Cummins, Inc.	1,534,269
9,070	(1) Energizer Holdings, Inc.	$ 537,216
9,660	Johnson Controls, Inc.	570,906
14,000	Lear Corp.	730,100
9,850	SPX Corp.	438,522

	Total	5,005,687

	Retail Trade--9.3%
32,510	Abercrombie & Fitch Co., Class A	1,745,787
60,000	(1) Aeropostale, Inc.	1,914,000
60,000	Circuit City Stores, Inc.	937,800
70,200	Claire's Stores, Inc.	1,615,302
31,400	(1) Pacific Sunwear of California	808,864
60,000	(1) Rent-A-Center, Inc.	1,557,000
41,290	Ross Stores, Inc.	1,156,120
17,170	Ruddick Corp.	405,212

	Total	10,140,085

	Technology Services--1.9%
9,840	(1) Affiliated Computer Services, Inc., Class A	508,728
11,200	(1) BMC Software, Inc.	167,440
17,660	(1) Intuit, Inc.	755,848
26,630	(1) SunGard Data Systems, Inc.	695,309

	Total	2,127,325

	Transportation--3.5%
8,880	CNF Transportation, Inc.	407,325
8,970	Expeditors International Washington, Inc.	497,925
15,000	Overseas Shipholding Group, Inc.	976,800
46,000	Tidewater, Inc.	1,898,420

	Total	3,780,470

	Utilities--5.6%
21,810	Energy East Corp.	560,953
55,400	MDU Resources Group, Inc.	1,494,138
5,000	NICOR, Inc.	186,450
11,634	NSTAR	645,687
50,000	National Fuel Gas Co.	1,416,000
18,975	PNM Resources, Inc.	497,904
24,380	Questar Corp.	1,292,628

	Total	6,093,760

	TOTAL COMMON STOCKS (identified cost $84,022,180)	107,192,986

	MUTUAL FUND--1.9%
2,081,900	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	$ 2,081,900

	TOTAL INVESTMENTS--99.9% (identified cost $86,104,080)	109,274,886

	OTHER ASSETS AND LIABILITIES--NET--0.1%	65,942

	TOTAL NET ASSETS--100%	$ 109,340,828

(See Notes to Portfolios of Investments)

Portfolio of Investments Summary Tables

TOTAL RETURN BOND FUND

At February 28, 2005, the fund’s portfolio composition(1) was as follows:

Percentage of Total Investments(2)
Corporate Bonds	31.2%
U.S. Government Agency Securities	27.0%
Mortgage Backed Securities	16.4%
U.S. Treasury Securities	12.3%
Municipals	7.6%
Repurchase Agreements	5.4%
Other Securities(3)	0.1%

TOTAL	100.0%

At February 28, 2005, the fund’s credit quality ratings composition(4) was as follows:

S&P Long-Term Ratings as Percentage of Total Investments(2)		Moody’s Long-Term Ratings as Percentage of Total Investments(2)
AAA	61.1%	AAA	37.4%
AA	4.7%	Aaa	24.4%
A	18.9%	Aa	8.6%
		A	18.0%
BBB	7.5%	Baa	4.8%
Not Rated by S&P	7.8%	Not Rated by Moody’s	6.8%

TOTAL	100.0%	TOTAL	100.0%

(1) See the fund’s prospectus for a more complete description of these types of investments.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) Investment represents shares held in a money market mutual fund.

(4) These tables depict the long-term credit quality ratings assigned to the fund’s portfolio holdings by Standard & Poor’s and Moody’s Investor Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-“ have been included in the “A” rated category. Holdings that are rated only by different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund’s Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio’s total investments, all securities have received a rating by an NRSRO.

TOTAL RETURN BOND FUND

Principal Amount		Value
	CORPORATE BONDS--30.9%
	Consumer Durables--4.7%
$ 1,500,000	Ford Motor Co., Note, 7.25%, 10/1/2008	$ 1,563,390
1,000,000	General Motors Corp., Bond, 6.25%, 5/1/2005	1,004,930

	Total	2,568,320

	Consumer Non-Durables--0.9%
500,000	PepsiCo, Inc., Note, 3.20%, 5/15/2007	492,155

	Energy Minerals--1.8%
1,000,000	ChevronTexaco Corp., Note, 3.50%, 9/17/2007	989,600

	Finance--14.0%
1,000,000	Aflac, Inc., 6.50%, 4/15/2009	1,075,690
500,000	Boeing Capital Corp., Sr. Note, Series MTN, 5.40%, 11/30/2009	521,205
750,000	CIT Group, Inc., Deb., 5.875%, 10/15/2008	787,410
1,000,000	J.P. Morgan Chase & Co., Note, 5.25%, 5/1/2015	1,019,630
1,000,000	Lehman Brothers, Inc., Bond, 6.50%, 4/15/2008	1,066,330
1,500,000	Old Republic International Corp., Deb., 7.00%, 6/15/2007	1,586,610
1,500,000	UBS AG, Sub. Note, 7.25%, 9/1/2006	1,576,650

	Total	7,633,525

	Process Industries--1.0%
550,000	Lubrizol Corp., 5.875%, 12/1/2008	573,485

	Retail Trade--2.9%
1,000,000	Dayton-Hudson Corp., Note, 7.50%, 7/15/2006	1,049,310
500,000	Target Corp., Note, 5.375%, 6/15/2009	521,075

	Total	1,570,385

	Technology Services--1.9%
1,000,000	First Data Corp., Note, 5.80%, 12/15/2008	1,055,780

	Utilities--3.7%
$ 500,000	Consolidated Edison Co., Sr. Note, 4.70%, 6/15/2009	$ 507,140
1,500,000	Progress Energy Carolinas, Inc., 1st Mtg. Note, 5.125%, 9/15/2013	1,530,510

	Total	2,037,650

	TOTAL CORPORATE BONDS (identified cost $16,083,847)	16,920,900

	GOVERNMENT AGENCIES--26.7%
	Federal Home Loan Bank System--4.2%
550,000	7.01%, 6/14/2006	573,699
750,000	Bond, 3.57%, 2/15/2007	745,808
1,000,000	Bond, Series 1, 3.60%, 2/22/2007	994,780

	Total	2,314,287

	Federal Home Loan Mortgage Corporation--6.3%
2,000,000	Unsecd. Note, 6.75%, 9/15/2029	2,469,540
1,000,000	Unsecd. Note, Series MTN, 4.30%, 12/28/2009	989,720

	Total	3,459,260

	Federal National Mortgage Association--16.2%
800,000	Bond, 6.625%, 11/15/2030	972,672
1,000,000	Note, 4.00%, 8/8/2008	993,180
1,500,000	Note, 6.00%, 12/15/2005	1,531,410
2,000,000	Unsecd. Note, 3.60%, 12/21/2007	1,975,180
2,200,000	Unsecd. Note, 7.00%, 7/15/2005	2,232,802
1,000,000	Unsecd. Note, 7.125%, 6/15/2010	1,131,430

	Total	8,836,674

	TOTAL GOVERNMENT AGENCIES (identified cost $13,909,331)	14,610,221

	MORTGAGE BACKED SECURITIES--16.2%
	(5) Federal Home Loan Mortgage Corporation 15 Year--4.5%
800,755	Pool E98632, 5.00%, 8/1/2018	808,010
1,649,471	Pool G11536, 4.50%, 4/1/2014	1,644,324

	Total	2,452,334

	MORTGAGE BACKED SECURITIES--continued
	Federal Home Loan Mortgage Corporation 30 Year--3.2%
$ 1,720,268	Pool G08003, 6.00%, 7/1/2034	$ 1,765,425

	Federal National Mortgage Association 20 Year--1.8%
977,226	Pool 254739, 6.00%, 4/1/2023	1,008,380

	(5) Federal National Mortgage Association 30 Year--0.0%
2,476	Pool 76204, 11.00%, 6/1/2019	2,757
3,134	Pool 85131, 11.00%, 5/1/2017	3,509

	Total	6,266

	(5) Government National Mortgage Association 15 Year--0.5%
253,598	Pool 420153, 7.00%, 9/15/2010	267,546

	(5) Government National Mortgage Association 30 Year--6.2%
16,381	Pool 147875, 10.00%, 3/15/2016	18,209
36,469	Pool 168511, 8.00%, 7/15/2016	39,466
2,447	Pool 174673, 8.00%, 8/15/2016	2,645
9,237	Pool 177145, 8.00%, 1/15/2017	10,025
366	Pool 188080, 8.00%, 9/15/2018	397
6,860	Pool 212660, 8.00%, 4/15/2017	7,415
23,264	Pool 216950, 8.00%, 6/15/2017	25,285
4,246	Pool 217533, 8.00%, 5/15/2017	4,574
5,670	Pool 225725, 10.00%, 9/15/2020	6,321
3,285	Pool 227430, 9.00%, 8/15/2019	3,626
2,563	Pool 253449, 10.00%, 10/15/2018	2,861
10,741	Pool 279619, 10.00%, 9/15/2019	12,040
6,044	Pool 287853, 9.00%, 4/15/2020	6,683
3,679	Pool 288967, 9.00%, 4/15/2020	4,067
2,080	Pool 289082, 9.00%, 4/15/2020	2,250
7,960	Pool 291100, 9.00%, 5/15/2020	8,788
27,001	Pool 302101, 7.00%, 6/15/2024	28,756
45,486	Pool 345031, 7.00%, 10/15/2023	48,485
46,985	Pool 345090, 7.00%, 11/15/2023	50,039
31,353	Pool 360772, 7.00%, 2/15/2024	33,489
18,610	Pool 404653, 7.00%, 9/15/2025	19,779
36,224	Pool 408884, 7.00%, 9/15/2025	38,523
26,418	Pool 410108, 7.00%, 9/15/2025	28,077
16,691	Pool 410786, 7.00%, 9/15/2025	17,739
128,897	Pool 415427, 7.50%, 8/15/2025	138,485
$ 22,705	Pool 415865, 7.00%, 9/15/2025	$ 24,131
94,044	Pool 418781, 7.00%, 9/15/2025	100,010
62,978	Pool 420157, 7.00%, 10/15/2025	67,131
310,155	Pool 532641, 7.00%, 12/15/2030	328,957
1,880,221	Pool 615486, 5.50%, 7/15/2034	1,911,358
369,089	Pool 780717, 7.00%, 2/15/2028	392,965

	Total	3,382,576

	TOTAL MORTGAGE BACKED SECURITIES (identified cost $8,849,409)	8,882,527

	MUNICIPALS--7.5%
1,175,000	Liberal, KS, GO UT (Series 2), 6.50% Bonds (FSA INS), 12/1/2010	1,256,909
2,000,000	New Orleans, LA Aviation Board, Revenue Bonds, 7.10% Bonds (AMBAC INS), 10/1/2027	2,116,160
360,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, 6.00% Bonds (MBIA Insurance Corp. LOC), 12/1/2006	372,949
350,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds, 6.05% Bonds (MBIA Insurance Corp. LOC), 12/1/2007	368,099

	TOTAL MUNICIPALS (identified cost $3,870,180)	4,114,117

	U.S. TREASURY--12.2%
	U.S. Treasury Bonds--5.9%
1,300,000	12.50%, 8/15/2014	1,752,361
1,250,000	6.125%, 11/15/2027	1,478,512

	Total	3,230,873

	U.S. Treasury Notes--6.3%
1,500,000	2.50%, 10/31/2006	1,476,330
2,000,000	4.00%, 2/15/2014	1,950,940

	Total	3,427,270

	TOTAL U.S. TREASURY (identified cost $6,783,031)	6,658,143

Shares or Principal Amount		Value
	MUTUAL FUND--0.1%
46,500	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	$ 46,500

	REPURCHASE AGREEMENT--5.3%
$2,900,000	Repurchase agreement with Goldman Sachs, 2.480%, dated 2/28/2005, to be repurchased at $2,900,200 on 3/1/2005, collateralized by a U.S. Treasury Obligation with maturity of 2/15/2029, collateral market value $2,963,125 (at amortized cost)	2,900,000

	TOTAL INVESTMENTS--98.9% (identified cost $52,442,298)	54,132,408

	OTHER ASSETS AND LIABILITIES--NET--1.1%	595,735

	TOTAL NET ASSETS--100%	$54,728,143

(See Notes to Portfolios of Investments)

Portfolio of Investments Summary Tables

U.S. GOVERNMENT INCOME FUND

At February 28, 2005, the fund’s portfolio composition(1) was as follows:

Percentage of Total Investments(2)
U.S. Government Agency Securities	33.5%
U.S. Treasury Securities	30.3%
Corporate Bonds	15.9%
Mortgage Backed Securities	15.9%
Repurchase Agreements	4.3%
Other Securities(3)	0.1%

TOTAL	100.0%

(1) See the fund’s prospectus for a more complete description of these types of investments.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) Investment represents shares held in a money market mutual fund.

U.S. GOVERNMENT INCOME FUND

Principal Amount		Value
	LONG-TERM OBLIGATIONS--97.6%
	Corporate Bonds--16.2%
$ 2,000,000	Boeing Capital Corp., 6.350%, 11/15/2007	$ 2,112,620
2,000,000	Computer Sciences Corp., 7.375%, 6/15/2011	2,298,280
1,500,000	GE Global Insurance, 7.500%, 6/15/2010	1,663,560
2,500,000	General Electric Capital Corp., 2.850%, 1/30/2006	2,486,475
1,000,000	Ingersoll-Rand Co., 6.250%, 5/15/2006	1,029,770
1,000,000	J.P. Morgan & Co., Inc., 6.000%, 1/15/2009	1,055,810
1,000,000	J.P. Morgan Chase & Co., 5.250%, 5/1/2015	1,019,630
500,000	Wal-Mart Stores, Inc., 4.150%, 6/15/2005	501,670

	TOTAL CORPORATE BONDS	12,167,815

	GOVERNMENT AGENCIES--34.1%
	Federal Farm Credit System--2.7%
2,000,000	4.450%, 8/27/2010	2,009,260

	Federal Home Loan Bank System--6.7%
2,000,000	4.125%, 4/28/2009	1,980,040
2,000,000	5.980%, 6/18/2008	2,119,100
850,000	7.010%, 6/14/2006	886,626

	Total	4,985,766

	Federal Home Loan Mortgage Corporation--6.0%
3,000,000	2.500%, 12/4/2006	2,939,400
1,500,000	5.825%, 2/9/2006	1,532,325

	Total	4,471,725

	Federal National Mortgage Association--18.7%
2,100,000	Floating Rate Note, 3.250%, 6/4/2008	2,045,337
2,500,000	1.000%, 5/19/2008	2,491,350
3,000,000	2.500%, 6/15/2006	2,960,760
2,000,000	3.250%, 2/15/2009	1,936,420
2,000,000	4.000%, 3/10/2008	1,993,880
1,000,000	5.750%, 6/15/2005	1,008,280
$ 1,000,000	6.000%, 5/15/2008	$ 1,059,060
465,000	6.460%, 6/29/2012	520,939

	Total	14,016,026

	TOTAL GOVERNMENT AGENCIES	25,482,777

	MORTGAGE BACKED SECURITIES--16.3%
	(5) Federal Home Loan Mortgage Corporation 15 Year--4.4%
3,298,941	4.500%, 4/1/2014	3,288,649

	(5) Federal Home Loan Mortgage Corporation 30 Year--1.6%
106,851	6.000%, 11/1/2006	108,164
860,134	6.000%, 7/1/2034	882,712
95,508	8.750%, 2/1/2017	103,924
4,579	9.000%, 6/1/2016	5,003
130	9.000%, 9/1/2016	142
687	9.000%, 10/1/2016	750
7,152	9.000%, 1/1/2017	7,813
11,569	9.500%, 10/1/2019	12,817
32,494	10.000%, 5/1/2014	35,866
16,678	10.000%, 6/1/2018	18,539

	Total	1,175,730

	(5) Federal National Mortgage Association 15 Year--0.1%
54,291	7.000%, 8/1/2012	57,446

	Federal National Mortgage Association 20 Year--1.3%
977,226	6.000%, 4/1/2023	1,008,380

	(5) Federal National Mortgage Association 30 Year--1.0%
203,846	5.000%, 4/1/2009	206,712
60,981	6.500%, 1/1/2008	62,761
182,354	7.000%, 12/1/2031	192,440
283,179	7.500%, 7/1/2031	302,027
16,688	9.500%, 8/1/2020	18,513

	Total	782,453

	(5) Government National Mortgage Association 15 Year--2.2%
604,684	6.000%, 3/20/2017	634,731
78,593	6.500%, 2/15/2017	83,406
817,979	7.000%, 12/15/2008	853,250
7,653	7.000%, 11/15/2009	8,035
49,261	7.000%, 9/15/2010	51,970

	Total	1,631,392

	Government National Mortgage Association 30 Year--5.7%
$ 1,880,221	5.500%, 7/15/2034	$ 1,911,358
124,366	6.500%, 4/15/2029	130,895
328,972	7.000%, 9/15/2023	350,355
311,560	7.000%, 6/20/2030	329,475
132,727	7.000%, 2/15/2032	140,649
211,647	7.000%, 3/15/2032	224,280
57,842	7.500%, 10/15/2022	62,288
79,661	7.500%, 3/15/2026	85,636
115,032	7.500%, 9/15/2026	123,588
68,465	7.500%, 11/20/2029	73,194
90,453	7.500%, 12/20/2029	96,700
63,564	7.500%, 12/20/2030	67,915
97,274	8.000%, 1/15/2022	106,029
90,463	8.000%, 4/15/2022	98,491
72,294	8.000%, 8/15/2022	78,800
31,807	8.000%, 11/15/2022	34,630
59,492	8.000%, 10/15/2029	64,493
46,997	8.000%, 1/20/2030	50,786
54,103	8.000%, 2/20/2030	58,448
69,271	8.000%, 3/20/2030	74,834
16,180	8.500%, 2/20/2025	17,601
24,059	9.000%, 2/15/2020	26,563
19,505	9.500%, 6/15/2020	21,767

	Total	4,228,775

	TOTAL MORTGAGE BACKED SECURITIES	12,172,825

	U.S. TREASURY--31.0%
	Treasury Inflation-Indexed Notes--9.6%
2,945,200	3.625%, 1/15/2008	3,178,961
2,894,350	3.875%, 4/15/2029	3,967,517

	Total	7,146,478

Principal Amount or Shares		Value
	U.S. Treasury Bonds--9.0%
$1,500,000	6.000%, 2/15/2026	$1,736,715
1,500,000	7.250%, 5/15/2016	1,862,820
1,000,000	7.250%, 8/15/2022	1,293,280
500,000	7.875%, 2/15/2021	676,095
300,000	8.500%, 2/15/2020	422,811
500,000	8.750%, 5/15/2020	720,390

	Total	6,712,111

	U.S. Treasury Notes--12.4%
4,500,000	5.625%, 2/15/2006	4,603,005
1,000,000	6.125%, 8/15/2007	1,057,500
1,500,000	6.250%, 2/15/2007	1,576,410
1,000,000	6.500%, 5/15/2005	1,007,700
1,000,000	7.000%, 7/15/2006	1,048,120

	Total	9,292,735

	TOTAL U.S. TREASURY	23,151,324

	TOTAL LONG-TERM OBLIGATIONS (identified cost $70,519,274)	72,974,741

	MUTUAL FUND--0.1%
62,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	62,000

	REPURCHASE AGREEMENT--4.4%
$3,300,000	Repurchase agreement with Goldman Sachs, 2.480%, dated 2/28/2005, to be repurchased at $3,300,227 on 3/1/2005, collateralized by a U.S. Treasury Obligation with maturity of 2/15/2029, collateral market value $3,367,188 (at amortized cost)	3,300,000

	TOTAL INVESTMENTS--102.1% (identified cost $73,881,274)	76,336,741

	OTHER ASSETS AND LIABILITIES--NET--(2.1)%	(1,588,160)

	TOTAL NET ASSETS--100%	74,748,581

(See Notes to Portfolios of Investments)

Portfolio of Investments Summary Tables

CASH RESERVE FUND

At February 28, 2005, the fund’s portfolio composition(1) was as follows:

Percentage of Total Investments(2)
Commercial Paper	66.8%
U.S. Government Agency Securities	25.8%
Repurchase Agreements	6.4%
Other Securities(3)	1.0%

TOTAL	100.0%

(1) See the fund’s prospectus for a more complete description of these types of investments.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) Investment represents shares held in a money market mutual fund.

CASH RESERVE FUND

Principal Amount		Value
	(6) COMMERCIAL PAPER--66.7%
	Communications--2.3%
$ 3,100,000	(7) BellSouth Corp., 2.495%, 3/7/2005	$ 3,098,713

	Consumer Durables--2.3%
3,000,000	Toyota Motor Credit Corp., 2.722%, 4/29/2005	2,986,676

	Consumer Non-Durables--4.7%
600,000	Anheuser-Busch Cos., Inc., 2.312%, 3/7/2005	599,770
2,600,000	Coca-Cola Co., 2.488%, 3/21/2005	2,596,418
1,500,000	Colgate-Palmolive Co., 2.495%, 3/21/2005	1,497,925
1,500,000	PepsiCo, Inc., 2.485%, 3/16/2005	1,498,450

	Total	6,192,563

	Energy Minerals--3.8%
4,956,000	ChevronTexaco Corp., 2.236% - 2.485%, 3/2/2005 - 3/7/2005	4,954,906

	Finance--49.8%
6,000,000	American Express Co., 2.769%, 5/26/2005	5,960,583
5,436,000	American General Investment Corp., (Guaranteed by American General Corp.), 2.447% - 2.779%, 3/7/2005 - 5/26/2005	5,416,974
4,600,000	Beta Finance, Inc., 2.577%, 4/13/2005	4,585,934
3,400,000	CIESCO LP, 2.641%, 4/20/2005	3,387,580
6,000,000	CIT Group, Inc., 2.651%, 4/19/2005	5,978,440
6,000,000	Citicorp, 2.525%, 3/10/2005	5,996,220
6,000,000	CRC Funding LLC, 2.612%, 4/12/2005	5,981,800
6,000,000	General Electric Capital Corp., 2.458%, 3/7/2005	5,997,550
6,500,000	GOVCO, Inc., 2.412%, 3/17/2005	6,493,067
6,000,000	Jupiter Securitization Corp., 2.545%, 3/24/2005	5,990,263
3,500,000	Paccar Financial Corp., 2.313%, 3/1/2005	3,500,000
5,880,000	Prudential Funding Corp., 2.407% - 2.749%, 3/7/2005 - 5/25/2005	5,871,602

	Total	65,160,013

	Health Technology--3.8%
5,000,000	Abbott Laboratories, 2.516%, 3/31/2005	4,989,542

	TOTAL COMMERCIAL PAPER	87,382,413

Principal Amount or Shares		Value
	(8) GOVERNMENT AGENCIES--25.8%
	Finance--25.8%
$1,000,000	Federal Home Loan Bank System, 1.265%, 3/15/2005	$ 1,000,000
1,000,000	Federal Home Loan Bank System, 1.300%, 4/27/2005	1,000,000
1,000,000	Federal Home Loan Bank System, 1.350%, 4/29/2005	1,000,000
2,000,000	Federal Home Loan Bank System, 1.450%, 3/11/2005	2,000,000
2,000,000	Federal Home Loan Bank System, 1.500%, 5/4/2005	2,000,000
1,000,000	Federal Home Loan Bank System, 1.580%, 5/10/2005	1,000,000
4,000,000	Federal Home Loan Bank System, 2.510%, 4/15/2005	3,987,450
6,400,000	Federal Home Loan Bank System, 2.545%, 4/20/2005	6,377,378
4,500,000	Federal Home Loan Bank System, 2.710%, 5/27/2005	4,470,529
2,000,000	Federal Home Loan Mortgage Corp., 2.390%, 3/15/2005	1,998,141
1,000,000	FNMA, 1.270%, 4/25/2005	1,000,000
2,000,000	FNMA, 2.440%, 3/3/2005	1,999,729
6,000,000	FNMA, 2.530%, 4/11/2005	5,982,712

	TOTAL GOVERNMENT AGENCIES	33,815,939

	MUTUAL FUND--1.0%
1,296,000	Fidelity Institutional Cash Treasury Money Market Fund	1,296,000

	REPURCHASE AGREEMENT--6.4%
$8,406,000	Repurchase agreement with Morgan Stanley & Co., Inc., 2.530%, dated 2/28/2005 to be repurchased at $8,406,591 on 3/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 3/31/2005, collateral market value $8,576,321	8,406,000

	TOTAL INVESTMENTS--99.9% (at amortized cost)	130,900,352

	OTHER ASSETS AND LIABILITIES--NET--0.1%	85,933

	TOTAL NET ASSETS--100%	$130,986,285

(See Notes to Portfolios of Investments)

Portfolio of Investments Summary Tables

U.S. TREASURY MONEY MARKET FUND

At February 28, 2005, the fund’s portfolio composition(1) was as follows:

Percentage of Total Investments(2)
U. S. Treasury Securities	51.9%
Repurchase Agreements	45.8%
Other Securities(3)	2.3%

TOTAL	100.0%

(1) See the fund’s prospectus for a more complete description of these types of investments.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) Investment represents shares held in a money market mutual fund.

U.S. TREASURY MONEY MARKET FUND

Principal Amount or Shares		Value
	(8) U.S. TREASURY--52.0%
	U.S. Treasury Bills--52.0%
$ 5,000,000	2.130%, 3/17/2005	$ 4,995,267
10,000,000	2.130%, 3/3/2005	9,998,817
8,000,000	2.180% - 2.215%, 3/31/2005	7,985,379
7,500,000	2.190% – 2.215%, 3/24/2005	7,489,434
11,000,000	2.265% - 2.390%, 4/28/2005	10,958,449
7,000,000	2.330%, 4/21/2005	6,976,894
1,000,000	2.335%, 6/2/2005	993,968
12,000,000	2.460%, 5/12/2005	11,940,960
1,000,000	2.630%, 6/23/2005	991,672
4,000,000	2.700%, 7/21/2005	3,957,400
7,000,000	2.775%, 7/28/2005	6,919,602

	TOTAL U.S. TREASURY	73,207,842

	MUTUAL FUND--2.3%
3,201,000	Fidelity Institutional Cash Treasury Money Market Fund	3,201,000

Principal Amount		Value
	REPURCHASE AGREEMENTS--45.8%
$30,000,000

Repurchase agreement with Goldman Sachs, 2.480%, dated 2/28/2005, to be repurchased at $30,002,067 on 3/1/2005, collateralized by a U. S. Treasury Obligation with maturity of 2/15/2029, collateral market value $30,601,000

		$ 30,000,000
34,490,000	Repurchase agreement with Morgan Stanley & Co., Ins., 2.530%, dated 2/28/2005, to be repurchased at $34,492,424 on 3/1/2005, collateralized by a U.S. Treasury Obligation with maturity of 8/15/2017, collateral market value $35,183,539	34,490,000

	TOTAL REPURCHASE AGREEMENTS	64,490,000

	TOTAL INVESTMENTS--100.1% (at amortized cost)	140,898,842

	OTHER ASSETS AND LIABILITIES--NET--(0.1)%	(105,714)

	TOTAL NET ASSETS--100%	$140,793,128

(See Notes to Portfolios of Investments)

Notes to Portfolios of Investments

Hibernia Funds

February 28, 2005 (unaudited)

(1)	Non-income producing.
(2)

Securities that are subject to the federal alternative minimum tax (AMT) represent 5.5% of the Hibernia Louisiana Municipal Income Fund’s portfolio calculated based upon total portfolio market value (percentage is unaudited).

(3)	Denotes a zero coupon bond with effective rate at time of purchase.
(4)	Affiliated company.
(5)	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(6)	Rate shown represents yield to maturity.
(7)

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund’s Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2005, these securities amounted to $3,098,713 which represents 2.4% of total net assets.

(8)	These issues show the rate of discount at time of purchase.

The following abbreviations are used in these portfolios:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MTN	--Medium Term Note
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
UT	--Unlimited Tax

Percentages listed on Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund’s Portfolio of Investments beneath the heading “Common Stocks,” represent the percentage of the respective portfolio invested in the identified economic sectors.

	For Federal Tax Purposes
Hibernia Funds	Cost of Investments	Total Net Assets*
Capital Appreciation Fund	$ 176,938,201	$ 258,502,852
Louisiana Municipal Income Fund	75,108,321	81,081,748
Mid Cap Equity Fund	86,104,080	109,340,828
Total Return Bond Fund	52,774,731	54,728,143
U.S. Government Income Fund	74,450,681	74,748,581
Cash Reserve Fund	130,900,352	130,986,285
U.S. Treasury Money Market Fund	140,898,842	140,793,128

*The categories of investments are shown as a percentage of total net assets at February 28, 2005.

(See Notes which are an integral part of the Financial Statements)

Statements of Assets and Liabilities

Hibernia Funds

February 28, 2005 (unaudited)

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Assets:
Investments in repurchase agreements	$--	$--	$--
Investments in securities	253,208,884	80,150,866(1)	109,274,886

Total investments in securities, at value	253,208,884	80,150,866	109,274,886
Cash	572	--	936
Income receivable	496,921	1,136,417	117,430
Receivable for investments sold	16,754,047	--	--
Receivable for shares sold	17,599	--	32,239
Prepaid expenses	36,638	19,445	14,968

Total assets	270,514,661	81,306,728	109,440,459

Liabilities:
Payable for investments purchased	11,599,290	--	--
Payable for shares redeemed	340,127	8,362	48,899
Income distribution payable	--	186,114	--
Payable for transfer and dividend disbursing agent fees and expenses	16,630	7,866	20,948
Payable for Directors’/Trustees’ fees	--	--	--
Payable for portfolio accounting fees (Note 5)	1,947	6,443	10,364
Payable for distribution services fee (Note 5)	49,208	10,862	6,859
Payable for shareholder services fee (Note 5)	724	950	7,105
Payable for share registration costs	3,883	4,383	5,456

Total liabilities	12,011,809	224,980	99,631

Net Assets Consist of:
Paid in capital	165,981,839	75,885,338	83,974,715
Net unrealized appreciation of investments	76,270,683	4,989,308	23,170,806
Accumulated net realized gain (loss) on investments	16,592,023	173,713	2,269,180
Undistributed (distributions in excess of) net investment income	(341,693)	33,389	(73,873)

Total Net Assets	$258,502,852	$81,081,748	$109,340,828

Net Assets:	$247,305,621(2)	$77,548,984(2)	$104,460,422(2)

	$11,197,231(3)	3,532,764(3)	$4,880,406(3)

Shares Outstanding, No Par Value, Unlimited Shares Authorized:	12,977,400(2)	6,868,465(2)	6,406,404(2)

	616,991(3)	312,687(3)	315,055(3)

Total Shares Outstanding	13,594,391	7,181,152	6,721,459

Net Asset Value Per Share	$19.06(2)	$11.29(2)	$16.31(2)

	$18.15(3)	$11.30(3)	$15.49(3)

Offering Price Per Share*	$19.96(2)***	$11.64(2)****	$17.08(2)***

	$18.15(3)	$11.30(3)	$15.49(3)

Redemption Proceeds Per Share**	$19.06(2)	$11.29(2)	$16.31(2)

	$17.15(3)*****	$10.68(3)*****	$14.64(3)*****

Investments, at identified cost	$176,938,201	$75,161,558	$86,104,080

(1) Including $2,913,639 of investments in affiliated issuer.

(2) Represents Class A Shares.

(3) Represents Class B Shares.

* See "What Do Shares Cost" in the Prospectus.

** See "How to Redeem and Exchange Shares" in the Prospectus.

*** Computation of Offering Price: 100/95.50 of net asset value.

**** Computation of Offering Price: 100/97 of net asset value.

***** Computation of Redemption Proceeds: 94.50/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

$2,900,000	$3,300,000	$8,406,000	$64,490,000
51,232,408	73,036,741	122,494,352	76,408,842

54,132,408	76,336,741	130,900,352	140,898,842
58	112	108	255
670,630	541,237	46,145	10,705
--	--	--	--
6,698	52,023	198,102	4,327
15,272	19,514	28,444	26,401

54,825,066	76,949,627	131,173,151	140,940,530

--	2,000,000	--	--
--	5,603	29,241	--
51,114	179,039	113,135	135,144
11,552	4,593	20,623	5,702
--	--	--	639
3,799	--	6,848	5,917
28,549	8,965	14,788	--
--	--	--	--
1,909	2,846	2,231	--

96,923	2,201,046	186,866	147,402

55,900,244	74,760,892	131,035,650	140,792,608
1,690,110	2,455,467	--	--
(2,717,994)	(2,373,381)	(49,243)	--
(144,217)	(94,397)	(122)	520

$54,728,143	$74,748,581	$130,986,285	$140,793,128

$54,728,143	$74,748,581	$130,630,711(2)	$140,793,128

--	--	$355,574(3)	--

5,617,181	7,390,042	130,678,912(2)	140,792,617

--	--	356,737(3)	--

5,617,181	7,390,042	131,035,649	140,792,617

$9.74	$10.11	$1.00(2)	$1.00

$--	$--	$1.00(3)	$--

$10.04 ****	$10.42 ****	$1.00(2)	$1.00

$--	$--	$1.00(3)	$--

$9.74	$10.11	$1.00(2)	$1.00

$--	$--	$0.95(3)*****	$--

$52,442,298	$73,881,274	$130,900,352	$140,898,842

Statements of Operations

Hibernia Funds

Six Months Ended February 28, 2005 (unaudited)

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Investment Income:
Dividends	$2,918,627	$12,795(1)	$578,772
Interest	15,467	1,987,512	19,444

Total income	2,934,094	2,000,307	598,216

Expenses:
Investment adviser fee (Note 5)	957,322	183,858	353,128
Administrative personnel and services fee (Note 5)	151,078	48,362	55,732
Custodian fees (Note 5)	28,008	10,214	11,736
Transfer and dividend disbursing agent fees and expenses	45,300	27,975	41,220
Directors’/Trustees’ fees	10,521	3,389	3,074
Auditing fees	12,110	8,104	8,795
Legal fees	1,782	1,829	2,140
Portfolio accounting fees (Note 5)	41,764	33,850	31,587
Distribution services fee (Note 5)	348,197(2)	110,969(3)	129,190 (4)
Shareholder services fee (Note 5)	14,545(6)	4,413(6)	5,740(6)
Share registration costs	12,566	13,304	15,674
Printing and postage	6,572	4,230	6,234
Insurance premiums	7,338	4,745	4,817
Miscellaneous	3,509	2,777	3,022

Total expenses	1,640,612	458,019	672,089

Waivers (Note 5):
Waiver of investment adviser fee	--	(93,972)	--
Waiver of distribution services fee	--	(39,092)(7)	--

Total waivers	--	(133,064)	--

Net expenses	1,640,612	324,955	672,089

Net investment income (loss)	1,293,482	1,675,352	(73,873)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	24,205,087	249,410	2,388,779
Net change in unrealized appreciation/depreciation of investments	2,086,208	(517,152)	13,560,840

Net realized and unrealized gain (loss) on investments	26,291,295	(267,742)	15,949,619

Change in net assets resulting from operations	$27,584,777	$1,407,610	$15,875,746

(1) Received from affiliated issuer.

(2) Represents distribution services fee of $304,562 and $43,635, for Class A Shares and Class B Shares, respectively.

(3) Represents distribution services fee of $97,730 and $13,239, for Class A Shares and Class B Shares, respectively.

(4) Represents distribution services fee of $111,969 and $17,221, for Class A Shares and Class B Shares, respectively.

(5) Represents distribution services fee of $187,557 and $1,436 for Class A Shares and Class B Shares, respectively.

(6) Represents shareholder services fee for Class B Shares.

(7) Represents distribution services fee waiver for Class A Shares.

(8) Represents distribution services fee waiver of $112,534 and $1,436 for Class A Shares and Class B Shares, respectively.

(See Notes which are integral part of the Financial Statements)

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

$--	$--	$--	$--
1,307,272	1,684,700	1,483,053	1,351,875

1,307,272	1,684,700	1,483,053	1,351,875

183,163	174,894	300,857	292,336
30,975	46,002	89,008	86,490
7,470	9,716	17,522	17,096
19,822	17,751	49,826	35,996
1,878	3,354	6,162	6,645
7,202	7,745	9,437	10,129
1,807	1,677	1,640	1,853
24,193	25,732	27,729	21,985
65,415	97,163	188,993(5)	--
--	--	479(6)	--
9,995	8,504	13,077	10,588
3,398	3,602	5,100	7,466
4,087	4,602	5,736	6,623
2,243	2,344	2,663	2,836

361,648	403,086	718,229	500,043

(104,664)	(81,617)	(188,035)	--
--	(38,865)	(113,970)(8)	--

(104,664)	(120,482)	(302,005)	--

256,984	282,604	416,224	500,043

1,050,288	1,402,096	1,066,829	851,832

12,052	162,051	(614)	--

(599,611)	(1,186,909)	--	--

(587,559)	(1,024,858)	(614)	--

$462,729	$377,238	$1,066,215	$851,832

Statements of Changes in Net Assets

Hibernia Funds

Six Months Ended February 28, 2005 (unaudited)

	Capital Appreciation Fund		Louisiana Municipal Income Fund
	Six Months Ended (unaudited) February 28, 2005	Year Ended August 31, 2004	Six Months Ended (unaudited) February 28, 2005	Year Ended August 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,293,482	$972,515	$1,675,352	$3,559,366
Net realized gain (loss) on investments	24,205,087	8,945,443	249,410	157,576
Net change in unrealized appreciation/depreciation on investments	2,086,208	14,180,860	(517,152)	1,128,372

Change in net assets resulting from operations	27,584,777	24,098,818	1,407,610	4,845,314

Distributions to Shareholders:
Distributions from net investment income	(1,968,218)(1)	(1,004,129)(1)	(1,666,075)(4)	(3,510,149)(6)
Distributions from net realized gain on investments	(15,427,956)(2)	(15,667,151)(3)	(242,663)(5)	(211,682)(7)

Change in net assets from distributions to shareholders	(17,396,174)	(16,671,280)	(1,908,738)	(3,721,831)

Share Transactions:
Proceeds from sale of shares	14,172,335	23,450,979	4,471,685	5,743,016
Net asset value of shares issued to shareholders in payment of distributions declared	12,553,314	13,081,716	718,043	1,452,869
Cost of shares redeemed	(30,263,451)	(38,878,745)	(5,464,042)	(12,057,422)

Change in net assets from share transactions	(3,537,802)	(2,346,050)	(274,314)	(4,861,537)

Change in net assets	6,650,801	5,081,488	(775,442)	(3,738,054)
Net Assets:
Beginning of period	251,852,051	246,770,563	81,857,190	85,595,244

End of period	$258,502,852	$251,852,051	$81,081,748	$81,857,190

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(341,693)	$333,043	$33,389	$24,112

(1) Represents income distributions for Class A Shares.

(2) Represents gain distributions of $14,699,925 and $728,031 for Class A Shares and Class B Shares, respectively.

(3) Represents gain distributions of $14,881,321 and $785,830 for Class A Shares and Class B Shares, respectively.

(4) Represents gain distributions of $1,608,370 and $57,705 for Class A Shares and Class B Shares, respectively.

(5) Represents income distributions of $232,355 and $10,308 for Class A Shares and Class B Shares, respectively.

(6) Represents income distributions of $3,374,188 and $135,961 for Class A Shares and Class B Shares, respectively.

(7) Represents gain distributions of $201,401 and $10,281 for Class A Shares and Class B Shares, respectively.

(8) Represents gain distriubutions of $4,092,304 and $220,414 for Class A Shares and Class B Shares, respectively.

(9) Represents gain distributions of $314,775 and $21,087 for Class A Shares and Class B Shares, respectively.

(See Notes which are integral part of the Financial Statements)

Mid Cap Equity Fund		Total Return Bond Fund		U.S. Government Income Fund
Six Months Ended (unaudited) February 28, 2005	Year Ended August 31, 2004	Six Months Ended (unaudited) February 28, 2005	Year Ended August 31, 2004	Six Months Ended (unaudited) February 28, 2005	Year Ended August 31, 2004

$(73,873)	$(130,128)	$1,050,288	$2,112,651	$1,402,096	$3,242,051
2,388,779	5,009,487	12,052	199,634	162,051	(90,843)
13,560,840	2,075,941	(599,611)	(439,021)	(1,186,909)	334,289

15,875,746	6,955,300	462,729	1,873,264	377,238	3,485,497

--	--	(1,244,680)	(2,352,147)	(1,745,063)	(3,483,285)
(4,312,718)(8)	(335,862)(9)	--	--	--	--

(4,312,718)	(335,862)	(1,244,680)	(2,352,147)	(1,745,063)	(3,483,285)

22,353,561	25,871,292	6,425,141	10,422,642	3,917,878	9,788,237
3,495,222	319,175	949,980	1,991,623	561,047	1,076,052
(7,174,739)	(17,235,363)	(3,822,176)	(8,541,313)	(10,593,785)	(18,208,485)

18,674,044	8,955,104	3,552,945	3,872,952	(6,114,860)	(7,344,196)

30,237,072	15,574,542	2,770,994	3,394,069	(7,482,685)	(7,341,984)

79,103,756	63,529,214	51,957,149	48,563,080	82,231,266	89,573,250

$109,340,828	$79,103,756	$54,728,143	$51,957,149	$74,748,581	$82,231,266

$(73,873)	$--	$(144,217)	$50,175	$(94,397)	$248,570

Statement of Changes in Net Assets (continued)

Hibernia Funds

Six Months Ended February 28, 2005 (unaudited)

	Cash Reserve Fund		U.S. Treasury Money Market Fund
	Six Months Ended (unaudited) February 28, 2005	Year Ended August 31, 2004	Six Months Ended (unaudited) February 28, 2005	Year Ended August 31, 2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,066,829	$938,040	$851,832	$570,567
Net realized gain (loss) on investments	(614)	188	--	--

Change in net assets resulting from operations	1,066,215	938,228	851,832	570,567

Distributions to Shareholders:
Distributions from net investment income	(1,066,557)(1)	(938,533)(2)	(851,131)	(570,153)

Share Transactions:
Proceeds from sale of shares	137,858,774	287,135,245	2,380,395,949	1,909,988,046
Net asset value of shares issued to shareholders in payment of distributions declared	457,954	370,059	184,052	134,843
Cost of shares redeemed	(174,362,960)	(303,724,419)	(2,392,052,070)	(1,979,193,244)

Change in net assets from share transactions	(36,046,232)	(16,219,115)	(11,472,069)	(69,070,355)

Change in net assets	(36,046,574)	(16,219,420)	(11,471,368)	(69,069,941)
Net Assets:
Beginning of period	167,032,859	183,252,279	152,264,496	221,334,437

End of period	$130,986,285	$167,032,859	$140,793,128	$152,264,496

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(122)	$(394)	$520	$(181)

(1) Represents income distributions of $1,064,135 and $2,422 for Class A Shares and Class B Shares, respectively.

(2) Represents income distributions of $936,513 and $2,020 for Class A Shares and Class B Shares, respectively.

(See Notes which are integral part of the Financial Statements)

Combined Notes to Financial Statements

Hibernia Funds

February 28, 2005 (unaudited)

(1) ORGANIZATION

Hibernia Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
Hibernia Capital Appreciation Fund (“Capital Appreciation Fund”)	diversified	provide growth of capital and income
Hibernia Louisiana Municipal Income Fund (“Louisiana Municipal Income Fund”)	non-diversified	provide current income which is generally exempt from federal income tax and personal income taxes imposed by the state of Louisiana
Hibernia Mid Cap Equity Fund (“Mid Cap Equity Fund”)	diversified	total return
Hibernia Total Return Bond Fund (“Total Return Bond Fund”)	diversified	maximize total return
Hibernia U.S. Government Income Fund (“U.S. Government Income Fund”)	diversified	provide current income
Hibernia Cash Reserve Fund (“Cash Reserve Fund”)	diversified	provide current income consistent with stability of principal
Hibernia U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	diversified	provide current income consistent with stability of principal and liquidity

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund offer two classes of shares: Class A Shares and Class B Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Cash Reserve Fund and U.S. Treasury Money Market Fund use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees“).

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains has been provided for in accordance with the applicable country’s rules and rates.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

(3) SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

EQUITY AND INCOME FUNDS

	Capital Appreciation Fund
	Six Months Ended February 28, 2005		Year Ended August 31, 2004
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	751,054	$14,060,132	1,228,494	$22,586,640
Shares issued to shareholders in payment of distributions declared	638,625	11,838,628	701,667	12,314,274
Shares redeemed	(1,511,825)	(28,163,536)	(2,012,927)	(37,066,876)

Net change resulting from Class A Share transactions	(122,146)	$(2,264,776)	(82,766)	$(2,165,962)

	Capital Appreciation Fund
	Six Months Ended February 28, 2005		Year Ended August 31, 2004
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	6,354	$112,203	49,264	$864,339
Shares issued to shareholders in payment of distributions declared	40,677	714,686	45,927	767,442
Shares redeemed	(117,814)	(2,099,915)	(102,803)	(1,811,869)

Net change resulting from Class B Share transactions	(70,783)	$(1,273,026)	(7,612)	$(180,088)

Net change resulting from Fund Share transactions	(192,929)	$(3,537,802)	(90,378)	$(2,346,050)

	Louisiana Municipal Income Fund
	Six Months Ended February 28, 2005		Year Ended August 31, 2004
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	382,245	$4,340,744	472,447	$5,372,221
Shares issued to shareholders in payment of distributions declared	59,710	676,944	119,837	1,361,079
Shares redeemed	(464,696)	(5,277,963)	(969,932)	(10,986,254)

Net change resulting from Class A Share transactions	(22,741)	$(260,275)	(377,648)	$(4,252,954)

	Louisiana Municipal Income Fund
	Six Months Ended February 28, 2005		Year Ended August 31, 2004
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	11,492	$130,941	32,536	$370,795
Shares issued to shareholders in payment of distributions declared	3,623	41,099	8,078	91,790
Shares redeemed	(16,395)	(186,079)	(94,863)	(1,071,168)

Net change resulting from Class B Share transactions	(1,280)	$(14,039)	(54,249)	$(608,583)

Net change resulting from Fund Share transactions	(24,021)	$(274,314)	(431,897)	$(4,861,537)

	Mid Cap Equity Fund
	Six Months Ended February 28, 2005		Year Ended August 31, 2004
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,438,780	$22,230,747	1,713,132	$25,142,095
Shares issued to shareholders in payment of distributions declared	214,458	3,294,077	22,026	300,002
Shares redeemed	(444,686)	(6,863,490)	(1,161,466)	(16,640,166)

Net change resulting from Class A Share transactions	1,208,552	$18,661,334	573,692	$8,801,931

	Mid Cap Equity Fund
	Six Months Ended February 28, 2005		Year Ended August 31, 2004
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	8,399	$122,814	51,655	$729,197
Shares issued to shareholders in payment of distributions declared	13,758	201,145	1,464	19,173
Shares redeemed	(21,328)	(311,249)	(43,905)	(595,197)

Net change resulting from Class B Share transactions	829	$12,710	9,214	$153,173

Net change resulting from Fund Share transactions	1,209,381	$18,674,044	582,906	$8,955,104

	Total Return Bond Fund
	Six Months Ended February 28, 2005		Year Ended August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold	652,553	$6,425,141	1,051,018	$10,422,642
Shares issued to shareholders in payment of distributions declared	96,641	949,980	200,348	1,991,623
Shares redeemed	(386,975)	(3,822,176)	(863,084)	(8,541,313)

Net change resulting from Fund Share transactions	362,219	$3,552,945	388,282	$3,872,952

	U.S. Government Income Fund
	Six Months Ended February 28, 2005		Year Ended August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold	383,469	$3,917,878	950,641	$9,788,237
Shares issued to shareholders in payment of distributions declared	54,930	561,047	104,299	1,076,052
Shares redeemed	(1,034,620)	(10,593,785)	(1,765,729)	(18,208,485)

Net change resulting from Fund Share transactions	(596,221)	$(6,114,860)	(710,789)	$(7,344,196)

MONEY MARKET FUNDS

	Cash Reserve Fund
	Six Months Ended February 28, 2005		Year Ended August 31, 2004
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	137,837,986	$137,837,986	287,007,608	$287,007,608
Shares issued to shareholders in payment of distributions declared	455,581	455,581	368,094	368,094
Shares redeemed	(174,278,332)	(174,278,332)	(303,334,896)	(303,334,896)

Net change resulting from Class A Share transactions	(35,984,765)	$(35,984,765)	(15,959,194)	$(15,959,194)

	Cash Reserve Fund
	Six Months Ended February 28, 2005		Year Ended August 31, 2004
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	20,788	$20,788	127,637	$127,637
Shares issued to shareholders in payment of distributions declared	2,373	2,373	1,965	1,965
Shares redeemed	(84,628)	$(84,628)	(389,523)	(389,523)

Net change resulting from Class B Share transactions	(61,467)	(61,467)	(259,921)	$(259,921)

Net change resulting from Fund Share transactions	(36,046,232)	$(36,046,232)	(16,219,115)	$(16,219,115)

	U.S. Treasury Money Market Fund
	Six Months Ended February 28, 2005		Year Ended August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold	2,380,395,949	$2,380,395,949	1,909,988,046	$1,909,988,046
Shares issued to shareholders in payment of distributions declared	184,052	184,052	134,843	134,843
Shares redeemed	(2,392,052,070)	(2,392,052,070)	(1,979,193,244)	(1,979,193,244)

Net change resulting from Fund Share transactions	(11,472,069)	$(11,472,069)	(69,070,355)	$(69,070,355)

(4) FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of February 28, 2005:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Capital Appreciation Fund	$176,938,201	$77,728,020	$1,457,337	$76,270,683
Louisiana Municipal Income Fund	75,108,321	5,099,277	56,732	5,042,545
Mid Cap Equity Fund	86,104,080	24,634,956	1,464,150	23,170,806
Total Return Bond Fund	52,774,731	1,850,328	492,651	1,357,677
U.S. Government Income Fund	74,450,681	2,404,520	518,460	1,886,060
Cash Reserve Fund	130,900,352	--	--	--
U.S. Treasury Money Market Fund	140,898,842	--	--	--

At August 31, 2004, Total Return Bond Fund, U.S. Government Income Fund and Cash Reserve Fund had capital loss carryforwards, as noted below, which will reduce the Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Expiration Year
Fund	2005	2008	2009	2010	2011	2012	Total
Total Return Bond Fund	$--	$--	$100,003	$152,412	$1,926,558	$--	$2,178,973
U.S. Government Income Fund	553,828	77,409	402,687	99,291	122,693	180,486	1,436,394
Cash Reserve Fund	--	--	--	931	44,663	3,035	48,629

(5) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee--Prior to February 1, 2005, a separately identifiable division of Hibernia National Bank (HNB), Hibernia Asset Management, provided investment advisory services to each portfolio of the Hibernia Funds. As of February 1, 2005, HNB organized a separate subsidiary to provide all investment advisory services, Hibernia Asset Management L.L.C. (HAM), a Louisiana limited liability company, of which HNB is the sole member. HAM succeeded to the contract under which investment advisory services are provided to each of the portfolios of the Hibernia Funds. This succession did not result in a change of actual control or management of the Funds’ Adviser. HAM, the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as follows:

Fund	Annual Rate
Capital Appreciation Fund	0.75%
Louisiana Municipal Income Fund	0.45%
Mid Cap Equity Fund	0.75%
Total Return Bond Fund	0.70%
U.S. Government Income Fund	0.45%
Cash Reserve Fund	0.40%
U.S. Treasury Money Market Fund	0.40%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate daily net assets of the Trust for the reporting period. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Hibernia Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

Distribution Services Fee--The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Edgewood Services, Inc. (Edgewood), the distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund’s shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse Edgewood. Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may incur distribution expenses of up to 0.75% of average daily net assets of the Class B Shares, annually, to reimburse Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2005, the U.S. Treasury Money Market Fund did not incur a distribution services fee. Rather than paying investment professional directly, the Fund may pay fees to Edgewood and Edgewood will use the fees to compensate investment professionals. For the six months ended February 28, 2005, Edgewood did not retain any fees paid by the Fund.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund will pay FSSC of up to 0.25% of their average daily net assets for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professional directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSSC, did not retain any fees paid by the Fund.

Portfolio Accounting Fees--Federated Services Company (FServ) maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the reporting period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--Hibernia National Bank is the Funds’ custodian, for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the reporting period, plus out-of-pocket expenses.

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds’ distributor. Income distributions earned by the Fund are recorded as income in the accompanying financial statements as follows:

Fund	Affiliated Fund Name	Income from Affiliated Issuer
Louisiana Municipal Income Fund	Tax-Free Obligations Fund	$12,795

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 28, 2005 were as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$59,425,491	$83,288,330
Louisiana Municipal Income Fund	3,791,675	6,605,444
Mid Cap Equity Fund	29,535,874	116,927,096
Total Return Bond Fund	2,005,730	2,553,836

(7) CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2005, 76.1% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 23.1% of total investments.

Mutual funds are not bank deposits, or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. An investment in Hibernia Cash Reserve Fund and HIbernia U.S. Treasury Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without change and upon request, by calling 1-800-562-9007 Ext. 3-3326. A report of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Hibernia Funds website. Go to http://www.Hiberniafunds.com; select Proxy Voting Record; then select a Fund. This report on “Form N-PX” is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room).

Edgewood Services, Inc., Distributor of the Funds

007697 (04/05)

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment
Companies - Ethical Standards for Principal Executive and Financial
Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical
Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's
Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit
Committee consists of the following Board members:  Thomas G. Bigley, John
T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most
recent fiscal years:

                  Fiscal year ended 2004 - $132,000

                  Fiscal year ended 2003 - $126,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)          Tax Fees billed to the registrant for the two most recent
fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most
recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its
responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the
Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the
Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the
Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of
Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other
Audit-related services must be specifically pre-approved by the Audit
Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the
Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser
                  whose role is primarily portfolio management and is
                  subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or
                  under common control with the investment adviser that
                  provides ongoing services to the registrant  at the time
                  of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one
                  or more members of the Audit Committee who are members
                  of the board of directors to whom authority to grant
                  such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.
Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of
Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal half year (the registrant's second fiscal half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Hibernia Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr., Principal Executive Officer

Date        May 20, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        May 20, 2005